Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 4,884	$ 4,445
Non-interest income	6,705	6,383
Total revenue	11,589	10,828
Provision for credit losses	514	334
Insurance policyholder benefits, claims and acquisition expense	1,225	836
Non-interest expense	5,912	5,611
Net income (loss) before income taxes	3,938	4,047
Income taxes (recoveries)	766	1,035
Net income	3,172	3,012
Non-interest expense includes:
Depreciation and amortization	440	396
Total assets	1,366,207		$ 1,334,734
Total liabilities	1,285,557		1,254,779
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,134	2,856
Non-interest income	1,284	1,309
Total revenue	4,418	4,165
Provision for credit losses	348	317
Non-interest expense	1,915	1,801
Net income (loss) before income taxes	2,155	2,047
Income taxes (recoveries)	584	526
Net income	1,571	1,521
Non-interest expense includes:
Depreciation and amortization	153	140
Total assets	458,817		453,879
Total liabilities	458,826		453,878
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	744	612
Non-interest income	2,204	2,171
Total revenue	2,948	2,783
Provision for credit losses	26	(2)
Non-interest expense	2,164	2,011
Net income (loss) before income taxes	758	774
Income taxes (recoveries)	161	177
Net income	597	597
Non-interest expense includes:
Depreciation and amortization	147	130
Total assets	93,905		93,063
Total liabilities	94,050		93,162
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,579	1,144
Total revenue	1,579	1,144
Insurance policyholder benefits, claims and acquisition expense	1,225	836
Non-interest expense	154	142
Net income (loss) before income taxes	200	166
Income taxes (recoveries)	34	39
Net income	166	127
Non-interest expense includes:
Depreciation and amortization	11	9
Total assets	16,787		16,210
Total liabilities	16,826		16,289
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	(31)	128
Non-interest income	662	548
Total revenue	631	676
Non-interest expense	418	389
Net income (loss) before income taxes	213	287
Income taxes (recoveries)	52	68
Net income	161	219
Non-interest expense includes:
Depreciation and amortization	34	30
Total assets	148,670		136,030
Total liabilities	148,658		135,944
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,006	866
Non-interest income	1,092	1,309
Total revenue	2,098	2,175
Provision for credit losses	140	20
Non-interest expense	1,230	1,214
Net income (loss) before income taxes	728	941
Income taxes (recoveries)	75	193
Net income	653	748
Non-interest expense includes:
Depreciation and amortization	95	87
Total assets	604,422		590,950
Total liabilities	604,438		590,582
Elimination of intersegment amounts [member] | Corporate Support [member]
Disclosure of operating segments [line items]
Net interest income	31	(17)
Non-interest income	(116)	(98)
Total revenue	(85)	(115)
Provision for credit losses		(1)
Non-interest expense	31	54
Net income (loss) before income taxes	(116)	(168)
Income taxes (recoveries)	(140)	32
Net income	24	$ (200)
Non-interest expense includes:
Total assets	43,606		44,602
Total liabilities	$ (37,241)		$ (35,076)